Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis for the purposes of affecting the value of executive compensation. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2025. We do not currently have a formal grant policy in place for equity-based awards, but if stock options or similar awards were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock.

Award Timing Method	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis for the purposes of affecting the value of executive compensation. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2025. We do not currently have a formal grant policy in place for equity-based awards, but if stock options or similar awards were to be granted in the future
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis for the purposes of affecting the value of executive compensation.